Intangibles	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangibles [Text Block]
5. Intangibles

Details of the Intangibles are as follows:

	Year ended December 31,
	2022	2021
Intangibles - beginning of period	$24,339	$24,390
Amortization	(51)	(51)
Intangibles - end of period	24,288	24,339
Gross carrying value	24,442	24,442
Accumulated amortization	$(154)	$(103)

In October 2017, the Company entered into an agreement with EIP Credit Co., LLC to reserve wetland mitigation bank credits the Company can use for the NorthMet Project for a minimum of five years in exchange for an initial down payment applicable to the purchase price, contractual transfer of certain lands, and annual option payments not applicable to the purchase price. Annual option payments of $0.250 million are expensed as incurred whereas option exercise payments are recorded to Intangibles and transferred to Mineral Property, Plant and Equipment once placed into service. As at December 31, 2022, the carrying amount of wetland mitigation bank credit intangibles was $24.185 million (December 31, 2021 - $24.185 million).

As at December 31, 2022, the carrying amount of software intangibles was $0.103 million (December 31, 2021 - $0.154 million).